UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03657

Deutsche DWS State Tax-Free Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 3/31

Date of reporting period: 6/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of June 30, 2018 (Unaudited)

DWS Massachusetts Tax-Free Fund

(formerly Deutsche Massachusetts Tax-Free Fund)

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 96.8%
Massachusetts 94.2%
Boston, MA, General Obligation:
Series D, 4.0%, 10/1/2025	1,575,000	1,686,605
Series A, 4.0%, 4/1/2028	3,435,000	3,625,539
Series A, 4.0%, 3/1/2029	2,500,000	2,654,900
Boston, MA, Metropolitan Transit Parking Corp., System Wide Parking Revenue, 5.25%, 7/1/2036	2,720,000	2,951,717
Boston, MA, Water & Sewer Commission:
Series A, 4.0%, 11/1/2027	3,170,000	3,385,306
Series A, 5.0%, 11/1/2030	500,000	560,995
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.25%, 7/1/2025	2,960,000	3,527,521
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
Series B, 5.0%, 7/1/2035	3,970,000	4,212,964
Series A, 5.25%, 7/1/2021	2,000,000	2,197,200
Massachusetts, State Bay Transportation Authority, Sales Tax Revenue:
Series A-2, 5.0%, 7/1/2046	4,475,000	5,126,605
Series A, 5.25%, 7/1/2028	10,000,000	12,358,900
Massachusetts, State Clean Energy Cooperative Corp., Municipal Lighting Plant Cooperative, 5.0%, 7/1/2032	1,000,000	1,117,690
Massachusetts, State Clean Water Trust, Revolving Fund, Green Bond:
Series 19, 4.0%, 2/1/2037	1,635,000	1,720,118
Series 19, 4.0%, 2/1/2038	1,655,000	1,734,341
Series 18, 5.0%, 2/1/2040	3,000,000	3,358,290
Massachusetts, State College Building Authority, Series A, 5.0%, 5/1/2036	2,250,000	2,453,175
Massachusetts, State College Building Authority Revenue, Series B, 5.0%, 5/1/2043	2,000,000	2,174,500
Massachusetts, State Consolidated Loan, Series B, 5.0%, 4/1/2037	2,500,000	2,884,050
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue:
Series A, 5.0%, 1/1/2029	2,000,000	2,434,280
Series A, 5.0%, 1/1/2028	1,000,000	1,206,380
Series B, 5.0%, 1/1/2032	14,400,000	15,024,240
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, Series B, 5.0%, 1/1/2035	4,500,000	4,693,725
Massachusetts, State Development Finance Agency Revenue, Baystate Medical Center, Series N, 5.0%, 7/1/2044	2,500,000	2,719,500
Massachusetts, State Development Finance Agency Revenue, Bentley University, 5.0%, 7/1/2040	1,750,000	1,981,192
Massachusetts, State Development Finance Agency Revenue, Berklee College of Music, Inc., 5.0%, 10/1/2039	2,000,000	2,272,940
Massachusetts, State Development Finance Agency Revenue, Berkshire Health System, Series G, 5.0%, 10/1/2029	1,000,000	1,090,140
Massachusetts, State Development Finance Agency Revenue, Boston College:
Series Q-1, 5.0%, 7/1/2029	1,000,000	1,033,010
Series R-1, 5.0%, 7/1/2031	3,000,000	3,179,940
Massachusetts, State Development Finance Agency Revenue, Boston University:
Series BB2, 4.0%, 10/1/2036	355,000	369,928
Series BB2, 4.0%, 10/1/2037	2,000,000	2,082,640
Series X, 5.0%, 10/1/2048	1,500,000	1,658,310
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series H-1, 5.0%, 7/1/2031	2,000,000	2,249,340
Series I, 5.0%, 7/1/2036	1,000,000	1,111,920
Massachusetts, State Development Finance Agency Revenue, Carleton-Willard Village, 5.625%, 12/1/2030	500,000	521,660
Massachusetts, State Development Finance Agency Revenue, College of the Holy Cross, Series A, 5.0%, 9/1/2041	2,000,000	2,279,800
Massachusetts, State Development Finance Agency Revenue, Dana-Farber Cancer Institute Obligated Group, Series N, 5.0%, 12/1/2041	3,000,000	3,385,920
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series A, 4.0%, 7/15/2036	5,000,000	5,380,450
Massachusetts, State Development Finance Agency Revenue, Lahey Clinic Obligated Group, Series F, 5.0%, 8/15/2040	7,500,000	8,257,575
Massachusetts, State Development Finance Agency Revenue, Lawrence General Hospital, 5.0%, 7/1/2047	870,000	925,715
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056 *	327,629	67,760
Series A-2, 5.5%, 11/15/2046	65,870	65,886
Series A-1, 144A, 6.25%, 11/15/2026	1,235,770	1,280,320
Massachusetts, State Development Finance Agency Revenue, Milford Regional Medical Center, Series F, 5.75%, 7/15/2043	500,000	542,135
Massachusetts, State Development Finance Agency Revenue, NewBridge Charles, Inc., 144A, 5.0%, 10/1/2057	4,000,000	4,258,600
Massachusetts, State Development Finance Agency Revenue, Northeastern University:
Series A, 5.0%, 10/1/2029 (a)	650,000	778,466
Series A, 5.25%, 3/1/2037	2,500,000	2,793,525
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series L, 5.0%, 7/1/2036	5,000	5,379
Series L, Prerefunded, 5.0%, 7/1/2036	495,000	540,065
Series S, 5.0%, 7/1/2037	1,405,000	1,613,137
Series L, Prerefunded, 5.0%, 7/1/2041	1,000,000	1,092,570
Massachusetts, State Development Finance Agency Revenue, Solid Waste Disposal, Dominion Energy Brayton, Series 1, Prerefunded, 5.75%, 12/1/2042	1,000,000	1,035,060
Massachusetts, State Development Finance Agency Revenue, South Shore Hospital, Inc., Series I, 4.0%, 7/1/2036	2,000,000	2,010,880
Massachusetts, State Development Finance Agency Revenue, Sterling & Francine Clark Art Institute, 4.0%, 7/1/2041	2,500,000	2,589,300
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
5.0%, 7/1/2035	2,000,000	2,226,520
5.0%, 7/1/2036	800,000	887,352
Series A, 5.75%, 7/1/2039	3,350,000	3,451,605
Series A, Prerefunded, 5.75%, 7/1/2039	6,650,000	6,927,238
Massachusetts, State Development Finance Agency Revenue, The Broad Institute, Inc., 5.0%, 4/1/2037	875,000	1,019,174
Massachusetts, State Development Finance Agency Revenue, UMass Boston Student Housing Project, 5.0%, 10/1/2041	2,250,000	2,454,412
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare:
Series I, 5.0%, 7/1/2036	2,500,000	2,761,375
Series L, 5.0%, 7/1/2044	500,000	551,355
Massachusetts, State Development Finance Agency Revenue, Wellesley College:
Series L, 5.0%, 7/1/2029	785,000	955,282
Series J, 5.0%, 7/1/2042	3,500,000	3,864,315
Massachusetts, State Development Finance Agency Revenue, Wheelock College, Series C, 5.25%, 10/1/2029	6,000,000	6,000,000
Massachusetts, State Development Finance Agency Revenue, Woods Hole Oceanographic Institution:
5.0%, 6/1/2029	1,685,000	2,003,853
5.0%, 6/1/2031	1,845,000	2,181,860
5.0%, 6/1/2032	470,000	554,036
Massachusetts, State Development Finance Agency Revenue, Worcester Polytechnic Institute, 5.0%, 9/1/2034	485,000	553,603
Massachusetts, State Development Finance Agency, Lesley University, 5.0%, 7/1/2039	2,135,000	2,391,392
Massachusetts, State Development Finance Agency, Worcester Polytechnic Institute, Series B, 5.0%, 9/1/2045	2,000,000	2,268,520
Massachusetts, State General Obligation:
Series G, 4.0%, 9/1/2034	3,000,000	3,168,870
Series G, 4.0%, 9/1/2037	5,000,000	5,230,200
Series B, 5.0%, 7/1/2029	3,500,000	4,280,010
Series A, 5.0%, 7/1/2036	7,000,000	7,938,770
Series A, 5.0%, 3/1/2041	5,000,000	5,572,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Berklee College of Music:
Series A, 5.0%, 10/1/2023	235,000	235,656
Series A, 5.0%, 10/1/2037	690,000	691,911
Massachusetts, State Health & Educational Facilities Authority Revenue, Catholic Health East, 6.25%, 11/15/2032	1,480,000	1,539,881
Massachusetts, State Health & Educational Facilities Authority Revenue, Children's Hospital, Series M, 5.25%, 12/1/2039, GTY: The Children's Medical Center	5,500,000	5,772,580
Massachusetts, State Health & Educational Facilities Authority Revenue, Dana Farber Cancer Institute, Series K, 5.25%, 12/1/2027	4,000,000	4,072,360
Massachusetts, State Health & Educational Facilities Authority Revenue, Health Education, Stonehill College:
Prerefunded, 5.375%, 7/1/2023	1,170,000	1,213,278
Prerefunded, 5.375%, 7/1/2025	1,285,000	1,333,188
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University, Series Y-1, 5.625%, 10/1/2029	3,000,000	3,145,830
Massachusetts, State Health & Educational Facilities Authority Revenue, Partners Healthcare Systems, Series J1, Prerefunded, 5.0%, 7/1/2034	7,500,000	7,757,400
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
Series M, 5.5%, 2/15/2027	1,705,000	2,096,280
Series M, 5.5%, 2/15/2028	3,000,000	3,738,840
Massachusetts, State Port Authority Revenue:
Series A, 5.0%, 7/1/2034	1,500,000	1,590,885
Series A, AMT, 5.0%, 7/1/2034	1,000,000	1,143,920
Series B, 5.0%, 7/1/2034	1,350,000	1,431,797
Series A, AMT, 5.0%, 7/1/2037	2,200,000	2,371,358
Series A, 5.0%, 7/1/2040	3,500,000	3,964,660
Series B, 5.0%, 7/1/2040	8,500,000	8,997,845
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series C, 4.0%, 11/15/2035	8,000,000	8,406,240
Series B, 5.0%, 1/15/2031	4,480,000	5,116,384
Series C, 5.0%, 8/15/2037	3,000,000	3,412,740
Series B, 5.25%, 10/15/2035	10,000,000	10,940,700
Massachusetts, State Transportation Fund Revenue, Accelerated Bridge Program:
Series A, Prerefunded, 5.0%, 6/1/2038	1,250,000	1,362,563
Series A, 5.0%, 6/1/2044	2,500,000	2,787,550
Massachusetts, State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs:
Series A, 5.0%, 6/1/2038	5,850,000	6,730,600
Series A, 5.0%, 6/1/2047	4,000,000	4,604,520
Massachusetts, State Transportation Fund Revenue, Rail Enhancement Program, Series A, 5.0%, 6/1/2037	5,000,000	5,680,000
Massachusetts, State Water Pollution Abatement Trust, MWRA Program, Series A, 6.0%, 8/1/2019	4,000,000	4,193,880
Massachusetts, State Water Pollution Abatement Trust, Pool Program:
Series 11, 5.0%, 8/1/2020	100,000	100,281
5.25%, 8/1/2031	12,615,000	16,011,463
Massachusetts, State Water Resources Authority:
Series A, 5.0%, 8/1/2036	2,500,000	2,796,250
Series B, 5.25%, 8/1/2031 , INS: AGMC	5,130,000	6,498,325
Massachusetts, State Water Resources Authority Revenue, Green bond, Series C, 4.0%, 8/1/2040	10,425,000	10,900,901
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series A, ETM, 6.5%, 7/15/2019	210,000	212,906
Newton, MA, General Obligation, 3.0%, 4/1/2033	3,490,000	3,400,342
North Reading, MA, Municipal Purpose Loan, 5.0%, 5/15/2035	5,000,000	5,504,400
Plymouth, MA, General Obligation, Municipal Purpose Loan:
5.0%, 5/1/2029	1,660,000	1,795,738
5.0%, 5/1/2030	1,595,000	1,724,036
Scituate, MA, General Obligation, 4.0%, 9/15/2033	3,215,000	3,369,545
University of Massachusetts, Building Authority Project Revenue:
Series 2009-1, Prerefunded, 5.0%, 5/1/2034	720,000	740,218
Series 1, 5.0%, 11/1/2036	6,035,000	6,908,868
University of Massachusetts, State Building Authority Revenue, Series 3, 5.0%, 11/1/2037	3,000,000	3,498,180
Worcester, MA, General Obligation, Series A, 5.0%, 1/15/2031, INS: AGMC	2,205,000	2,509,709
		377,807,854
Guam 2.6%
Guam, Government Limited Obligation Revenue, Section 30:
Series A, Prerefunded, 5.625%, 12/1/2029	3,920,000	4,136,384
Series A, Prerefunded, 5.75%, 12/1/2034	3,725,000	3,937,102
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 5.0%, 7/1/2040	260,000	287,126
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	363,382
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048 (a)	190,000	211,010
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2030 , INS: AGMC	415,000	443,896
Series A, 5.0%, 10/1/2037	315,000	339,882
Series A, 5.0%, 10/1/2038	285,000	307,056
Series A, 5.0%, 10/1/2040	200,000	214,836
		10,240,674
Total Municipal Bonds and Notes (Cost $374,729,985)		388,048,528
Underlying Municipal Bonds of Inverse Floaters (b) 4.0%
Massachusetts
Massachusetts, State Water Resources Authority Revenue, Series A, Prerefunded, 5.0%, 8/1/2035 (c)	15,000,000	15,990,000
Trust: Massachusetts, State Water Resources Authority Revenue, Series 2016-XM0287, 144A, 7.82%, 8/1/2019, Leverage Factor at purchase date: 2 to 1 (Cost $15,215,578)
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $389,945,563)	100.8	404,038,528
Floating Rate Notes (b)	(1.9)	(7,500,000)
Other Assets and Liabilities, Net	1.1	4,336,753
Net Assets	100.0	400,875,281

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Non-income producing security.
(a) When-issued security.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$404,038,528	$—	$404,038,528
Total	$—	$404,038,528	$—	$404,038,528

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Massachusetts Tax-Free Fund, a series of Deutsche DWS State Tax-Free Income Series

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/23/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/23/2018